Statutory Requirements and Dividends Restrictions - Additional Information (Details) - 12 months ended Dec. 31, 2020 £ in Millions, $ in Millions	USD ($)	GBP (£)
AUL
Statutory Accounting Practices [Line Items]
Syndicate to maintain funds at Lloyd	$ 815.8
Total funds held by AUL	758.8
U.K.
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	(200.3)	£ (73.1)
Capital contributions reserves	555.0
Bermuda
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	$ (286.9)
Statutory capital and surplus, percent	25.00%
Statutory capital and surplus, percent reduction requiring approval	15.00%
Percent warning level of amount of enhanced capital required from statutory capital and surplus	181.00%
Bermuda | AUL
Statutory Accounting Practices [Line Items]
Total funds held by AUL	$ 503.3